Discontinued operations (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 08, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Net sales to third parties of discontinued operations		$ 51,626	$ 48,659	$ 47,445
Sales to continuing and discontinued segments				53
Net sales		51,626	48,659	47,498
Cost of goods sold		(15,867)	(15,121)	(14,425)
Gross profit		37,010	34,777	34,252
Selling, general and administration		(14,886)	(14,197)	(14,369)
Research and development		(9,540)	(8,980)	(9,402)
Other income		1,852	1,742	2,031
Other expense		(2,747)	(3,190)	(3,426)
Operating income of discontinued operations		11,689	10,152	9,086
Interest expense		(811)	(869)	(850)
Other financial income and expense		(80)	(78)	45
Income before taxes		26,137	9,878	8,940
Income taxes		(2,119)	(1,807)	(1,793)
Net loss from discontinued operations before gain on distribution				(101)
Gain on distribution of Alcon Inc. to Novartis AG shareholders	$ 4,691			4,691
Net income from discontinued operations				4,590
Continuing operations
Statement [line items]
Income before taxes		26,137	9,878	8,940
Income taxes		$ (2,119)	$ (1,807)	(1,793)
Discontinued operations
Statement [line items]
Net sales to third parties of discontinued operations				1,777
Sales to continuing and discontinued segments				32
Net sales				1,809
Cost of goods sold				(860)
Gross profit				949
Selling, general and administration				(638)
Research and development				(142)
Other income				15
Other expense				(113)
Operating income of discontinued operations				71
Interest expense				(10)
Other financial income and expense				(3)
Income before taxes				58
Income taxes				(159)
Net loss from discontinued operations before gain on distribution				(101)
Gain on distribution of Alcon Inc. to Novartis AG shareholders				4,691
Net income from discontinued operations				$ 4,590